INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other financial assets (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025
Current
Other financial assets-Current	$ 1,107,281	$ 2,040,038
Non-current
Other financial assets - Non-current	52	58
Mutual funds
Current
Other financial assets-Current		144,606
Shares Of Moolec Science S.a.
Current
Other financial assets-Current	151,972	976,425
Other investments
Current
Other financial assets-Current	955,309	919,007
Non-current
Other financial assets - Non-current	$ 52	$ 58